Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Jul. 29, 2017	Apr. 25, 2017	Oct. 29, 2016	Oct. 31, 2015	Oct. 21, 2013
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt discount	$ 0		$ 455	$ 704	$ 1,200
Debt issuance costs	0		3,505	$ 5,426
Term Loan [Member]
Debt Instrument [Line Items]
Debt issuance costs	$ 1,883	$ 2,000	$ 0